Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000271627 [Member] | U S Treasury Notes 3 88 05 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000271627 [Member] | U S Treasury Notes 3 75 06 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000271627 [Member] | U S Treasury Notes 3 63 08 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000271627 [Member] | U S Treasury Notes 1 63 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000271627 [Member] | U S Treasury Notes 4 00 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
C000271627 [Member] | U S Treasury Notes 0 63 05 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
C000271627 [Member] | U S Treasury Notes 3 63 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
C000271627 [Member] | U S Treasury Notes 1 13 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000271627 [Member] | U S Treasury Notes 3 50 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000271627 [Member] | U S Treasury Notes 0 88 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
C000271627 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000271627 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000271627 [Member] | US Treasury Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255241 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[2]
C000255241 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[2]
C000255241 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[2]
C000255241 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[2]
C000255241 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[2]
C000255241 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[2]
C000255241 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[2]
C000255241 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[2]
C000255241 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[2]
C000255241 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[2]
C000255241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000255241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000255241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000255241 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%	[3]
C000246583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[3]
C000246583 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[3]
C000246583 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[3]
C000246583 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[3]
C000246583 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[3]
C000246583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[3]
C000246583 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000246583 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[3]
C000246583 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[3]
C000246583 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246583 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000246583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246583 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000246583 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000246583 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246583 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246583 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246583 [Member] | Interactive media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246583 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000246583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000271626 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[4]
C000271626 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[4]
C000271626 [Member] | Meiji Yasuda Life Insurance Co 6 10 06 11 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[4]
C000271626 [Member] | Southern Co The 6 38 03 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[4]
C000271626 [Member] | Meiji Yasuda Life Insurance Co 5 80 09 11 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000271626 [Member] | Transcanada Trust 5 30 03 15 2077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[4]
C000271626 [Member] | American Electric Power Co Inc Series C 5 80 03 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[4]
C000271626 [Member] | American Electric Power Co Inc Series D 6 05 03 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[4]
C000271626 [Member] | Dominion Energy Inc 6 00 0215 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[4]
C000271626 [Member] | NextEra Energy Capital Holdings Inc 6 38 08 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[4]
C000271626 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000271626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000271626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000271626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000271626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000271626 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237581 [Member] | Innovative Solutions and Support Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[5]
C000237581 [Member] | Allogene Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000237581 [Member] | AXT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[5]
C000237581 [Member] | Neogen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[5]
C000237581 [Member] | Shattuck Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[5]
C000237581 [Member] | Alector Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[5]
C000237581 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[5]
C000237581 [Member] | Vanda Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[5]
C000237581 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[5]
C000237581 [Member] | IPG Photonics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[5]
C000237581 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000237581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000237581 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248728 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[6]
C000248728 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[6]
C000248728 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[6]
C000248728 [Member] | DXP Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[6]
C000248728 [Member] | AZZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000248728 [Member] | Cactus Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000248728 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[6]
C000248728 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[6]
C000248728 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[6]
C000248728 [Member] | International Seaways Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000248728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000248728 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000248728 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000248728 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000248728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000248728 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248728 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000248728 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228755 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[7]
C000228755 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[7]
C000228755 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%	[7]
C000228755 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%	[7]
C000228755 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[7]
C000228755 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000228755 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[7]
C000228755 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[7]
C000228755 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[7]
C000228755 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[7]
C000228755 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000228755 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228755 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106122 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[8]
C000106122 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[8]
C000106122 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%	[8]
C000106122 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[8]
C000106122 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[8]
C000106122 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%	[8]
C000106122 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[8]
C000106122 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[8]
C000106122 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[8]
C000106122 [Member] | PNC Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[8]
C000106122 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000106122 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000106122 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000106122 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000106122 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106122 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096002 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[9]
C000096002 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[9]
C000096002 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[9]
C000096002 [Member] | Southern Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[9]
C000096002 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[9]
C000096002 [Member] | Pinnacle West Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[9]
C000096002 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[9]
C000096002 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[9]
C000096002 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[9]
C000096002 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000096002 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000096002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000096002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000096002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000096002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000096002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000096002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000096002 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086473 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[10]
C000086473 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[10]
C000086473 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[10]
C000086473 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[10]
C000086473 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[10]
C000086473 [Member] | Ryman Hospitality Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000086473 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[10]
C000086473 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[10]
C000086473 [Member] | Atlantic Union Bankshares Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[10]
C000086473 [Member] | Macerich Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[10]
C000086473 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000086473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000086473 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000086473 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086473 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000086473 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000086473 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000086473 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000086473 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086473 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086473 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000086473 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000086473 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000093358 [Member] | Community Healthcare Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[11]
C000093358 [Member] | Gladstone Commercial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[11]
C000093358 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[11]
C000093358 [Member] | Americold Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[11]
C000093358 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[11]
C000093358 [Member] | Millrose Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[11]
C000093358 [Member] | Chiron Real Estate Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[11]
C000093358 [Member] | CTO Realty Growth Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[11]
C000093358 [Member] | Park Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[11]
C000093358 [Member] | Innovative Industrial Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[11]
C000093358 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000093358 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000093358 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000093358 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000093358 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000093358 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000093358 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093358 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093358 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093358 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086476 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[12]
C000086476 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
C000086476 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[12]
C000086476 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[12]
C000086476 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[12]
C000086476 [Member] | Qorvo In [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[12]
C000086476 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[12]
C000086476 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[12]
C000086476 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[12]
C000086476 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[12]
C000086476 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000086476 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000086476 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000086476 [Member] | Communications Equiqment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000086476 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086476 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209113 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[13]
C000209113 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[13]
C000209113 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[13]
C000209113 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[13]
C000209113 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[13]
C000209113 [Member] | Adient PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[13]
C000209113 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[13]
C000209113 [Member] | ManpowerGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[13]
C000209113 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[13]
C000209113 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[13]
C000209113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000209113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000209113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209113 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209113 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209113 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228444 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[14]
C000228444 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[14]
C000228444 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[14]
C000228444 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[14]
C000228444 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[14]
C000228444 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[14]
C000228444 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[14]
C000228444 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[14]
C000228444 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[14]
C000228444 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[14]
C000228444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000228444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228444 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000228444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000228444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221653 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[15]
C000221653 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[15]
C000221653 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[15]
C000221653 [Member] | Elbit Systems Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[15]
C000221653 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000221653 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[15]
C000221653 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[15]
C000221653 [Member] | CoreWeave Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[15]
C000221653 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[15]
C000221653 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[15]
C000221653 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000221653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000221653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000221653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000221653 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221653 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086477 [Member] | Solstice Advanced Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.37%	[16]
C000086477 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[16]
C000086477 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[16]
C000086477 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[16]
C000086477 [Member] | Balchem Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[16]
C000086477 [Member] | Celanese Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[16]
C000086477 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[16]
C000086477 [Member] | H B Fuller Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[16]
C000086477 [Member] | Warrior Met Coal Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[16]
C000086477 [Member] | Materion Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[16]
C000086477 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000086477 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000086477 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000086477 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000086477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093359 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%	[17]
C000093359 [Member] | Travelers Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%	[17]
C000093359 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%	[17]
C000093359 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[17]
C000093359 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%	[17]
C000093359 [Member] | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[17]
C000093359 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[17]
C000093359 [Member] | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[17]
C000093359 [Member] | Allstate Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[17]
C000093359 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[17]
C000093359 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000093359 [Member] | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093359 [Member] | Multi line Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093359 [Member] | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000093359 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096001 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[18]
C000096001 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
C000096001 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[18]
C000096001 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[18]
C000096001 [Member] | Spire Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[18]
C000096001 [Member] | Gaming and Leisure Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
C000096001 [Member] | TXNM Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[18]
C000096001 [Member] | ONE Gas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[18]
C000096001 [Member] | NNN REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[18]
C000096001 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[18]
C000096001 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000096001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000096001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000096001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000096001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000096001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096001 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231951 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[19]
C000231951 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[19]
C000231951 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[19]
C000231951 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000231951 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[19]
C000231951 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[19]
C000231951 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[19]
C000231951 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[19]
C000231951 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[19]
C000231951 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[19]
C000231951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000231951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000231951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000231951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000231951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000231951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000231951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228754 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[20]
C000228754 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[20]
C000228754 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[20]
C000228754 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%	[20]
C000228754 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[20]
C000228754 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[20]
C000228754 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[20]
C000228754 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000228754 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[20]
C000228754 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[20]
C000228754 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000228754 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228754 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228754 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228754 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228442 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[21]
C000228442 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[21]
C000228442 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[21]
C000228442 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[21]
C000228442 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[21]
C000228442 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%	[21]
C000228442 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[21]
C000228442 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[21]
C000228442 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[21]
C000228442 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[21]
C000228442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000228442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000228442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000228442 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228442 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246584 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[22]
C000246584 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[22]
C000246584 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[22]
C000246584 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[22]
C000246584 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[22]
C000246584 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[22]
C000246584 [Member] | AES Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[22]
C000246584 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[22]
C000246584 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[22]
C000246584 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[22]
C000246584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000246584 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246584 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246584 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000246584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246584 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246584 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000246584 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246584 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209114 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[23]
C000209114 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[23]
C000209114 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[23]
C000209114 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[23]
C000209114 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[23]
C000209114 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[23]
C000209114 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[23]
C000209114 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[23]
C000209114 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[23]
C000209114 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[23]
C000209114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209114 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209114 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209114 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000209114 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209110 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[24]
C000209110 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[24]
C000209110 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[24]
C000209110 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[24]
C000209110 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[24]
C000209110 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[24]
C000209110 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[24]
C000209110 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[24]
C000209110 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[24]
C000209110 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[24]
C000209110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000209110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209110 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209110 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000180525 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[25]
C000180525 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25]
C000180525 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[25]
C000180525 [Member] | Moelis And Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[25]
C000180525 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
C000180525 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[25]
C000180525 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[25]
C000180525 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[25]
C000180525 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[25]
C000180525 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[25]
C000180525 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000180525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000180525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000180525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000180525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000180525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000180525 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158245 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[26]
C000158245 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[26]
C000158245 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[26]
C000158245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[26]
C000158245 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[26]
C000158245 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[26]
C000158245 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[26]
C000158245 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[26]
C000158245 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[26]
C000158245 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[26]
C000158245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000158245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000158245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000158245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086474 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[27]
C000086474 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[27]
C000086474 [Member] | TransMedics Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[27]
C000086474 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[27]
C000086474 [Member] | RadNet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[27]
C000086474 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000086474 [Member] | PTC Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[27]
C000086474 [Member] | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[27]
C000086474 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[27]
C000086474 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[27]
C000086474 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000086474 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000086474 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086474 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000086474 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000086474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086471 [Member] | Freshpet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%	[28]
C000086471 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%	[28]
C000086471 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%	[28]
C000086471 [Member] | WD 40 Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[28]
C000086471 [Member] | Chefs Warehouse Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[28]
C000086471 [Member] | Andersons Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[28]
C000086471 [Member] | Interparfums Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[28]
C000086471 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[28]
C000086471 [Member] | Central Garden And Pet Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[28]
C000086471 [Member] | Simply Good Foods Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[28]
C000086471 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000086471 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000086471 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000086471 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000086471 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086471 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000086471 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000082591 [Member] | BlackRock Science And Technology Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[29]
C000082591 [Member] | Nuveen S And P 500 Buy Write Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[29]
C000082591 [Member] | Eaton Vance Tax Managed Buy Write Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[29]
C000082591 [Member] | BlackRock Enhanced Equity Dividend Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[29]
C000082591 [Member] | Eaton Vance Tax Managed Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[29]
C000082591 [Member] | BlackRock Capital Allocation Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[29]
C000082591 [Member] | Nuveen NASDAQ 100 Dynamic Overwrite Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[29]
C000082591 [Member] | Virtus Dividend Interest And Premium Strategy Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[29]
C000082591 [Member] | Eaton Vance Tax Managed Global Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[29]
C000082591 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[29]
C000082591 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000082591 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082591 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000082591 [Member] | Option Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000082591 [Member] | Bonds High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000082591 [Member] | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000082591 [Member] | Foreign Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082591 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000053967 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 4 00 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000053967 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000053967 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000053967 [Member] | California State of Educational Facilities Authority Southern California University Series 2025 A RB 5 00 10 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000053967 [Member] | California State of Educational Facilities Authority Stanford University Series 2019 V 1 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000053967 [Member] | Regents of the University of California Medical Center Series 2022 P RB 4 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000053967 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 4 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000053967 [Member] | California State of Public Works Board May Lee State Office Complex Series 2024 RB 5 00 04 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000053967 [Member] | San Diego Community College District Series 2025 A 1 GO Bonds 5 00 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000053967 [Member] | California State of Educational Facilities Authority Stanford University Series 2014 U 6 RB 5 00 05 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000053967 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000053967 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000053967 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000053967 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000053967 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053967 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000053967 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053967 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000053967 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053967 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000053967 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095998 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[30]
C000095998 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[30]
C000095998 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[30]
C000095998 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[30]
C000095998 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[30]
C000095998 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[30]
C000095998 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[30]
C000095998 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[30]
C000095998 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[30]
C000095998 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[30]
C000095998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000095998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000095998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000095998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000095998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000095998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000095998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095998 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093357 [Member] | Invesco Mortgage Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%	[31]
C000093357 [Member] | Orchid Island Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[31]
C000093357 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[31]
C000093357 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[31]
C000093357 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[31]
C000093357 [Member] | Adamas Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[31]
C000093357 [Member] | Dynex Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[31]
C000093357 [Member] | Annaly Capital Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[31]
C000093357 [Member] | MFA Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[31]
C000093357 [Member] | Trinity Capital Inc BDC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[31]
C000093357 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093357 [Member] | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093357 [Member] | Commercial And Residential Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093357 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000093357 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000093357 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000093357 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093357 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000139641 [Member] | Citigroup Inc Series GG 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[32]
C000139641 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[32]
C000139641 [Member] | Citigroup Inc 6 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[32]
C000139641 [Member] | Bank of America Corp 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[32]
C000139641 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[32]
C000139641 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[32]
C000139641 [Member] | Wells Fargo And Co Series BB 3 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[32]
C000139641 [Member] | Citigroup Capital XIII Pfd 10 30 10 30 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[32]
C000139641 [Member] | BP Capital Markets PLC 4 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[32]
C000139641 [Member] | Goldman Sachs Group Inc The Series X 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[32]
C000139641 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000139641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000139641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000139641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106125 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[33]
C000106125 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[33]
C000106125 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%	[33]
C000106125 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[33]
C000106125 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[33]
C000106125 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[33]
C000106125 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[33]
C000106125 [Member] | Equifax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[33]
C000106125 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[33]
C000106125 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[33]
C000106125 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106125 [Member] | Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000106125 [Member] | Data Processing And Outsourced Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106125 [Member] | Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000106125 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106125 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096299 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000096299 [Member] | athenahealth Group Inc Term Loan 6 42 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000096299 [Member] | X Corp Term Loan B 10 45 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000096299 [Member] | Sedgwick Claims Management Services Inc Term Loan 6 17 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000096299 [Member] | AI Aqua Merger Sub Inc Term Loan B 6 42 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000096299 [Member] | Peraton Corp First Lien Term Loan B 7 52 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096299 [Member] | Ensemble Health Partners Term Loan B 6 66 01 31 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000096299 [Member] | Bass Pro Group LLC Term Loan B 6 92 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000096299 [Member] | Dayforce Inc Term Loan B 6 66 02 04 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000096299 [Member] | Hologic Inc Term Loan B 0 00 01 14 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000096299 [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[34]
C000096299 [Member] | Moody's, Caa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[34]
C000096299 [Member] | Moody's, B3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[34]
C000096299 [Member] | Moody's, Baa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[34]
C000096299 [Member] | Moody's, Baa3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[34]
C000096299 [Member] | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[34]
C000096299 [Member] | Moody's, Ba2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[34]
C000096299 [Member] | Moody's, Ba3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[34]
C000096299 [Member] | Moody's, B1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[34]
C000096299 [Member] | Moody's, B2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[34]
C000096299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[34]
C000096000 [Member] | LTC Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[35]
C000096000 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[35]
C000096000 [Member] | Northwest Natural Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[35]
C000096000 [Member] | Phillips Edison And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[35]
C000096000 [Member] | Getty Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[35]
C000096000 [Member] | MGE Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000096000 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[35]
C000096000 [Member] | American States Water Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[35]
C000096000 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[35]
C000096000 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[35]
C000096000 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000096000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000096000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000096000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000096000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000096000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000096000 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053051 [Member] | GFL Environmental Inc 6 75 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[36]
C000053051 [Member] | PacifiCorp 7 38 09 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[36]
C000053051 [Member] | Vodafone Group PLC 7 00 04 04 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[36]
C000053051 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[36]
C000053051 [Member] | VF Corp 2 95 04 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[36]
C000053051 [Member] | Huntsman International LLC 4 50 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
C000053051 [Member] | SES Americom Inc 5 30 03 25 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[36]
C000053051 [Member] | Aptiv Swiss Holdings Ltd 6 88 12 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[36]
C000053051 [Member] | BlackRock TCP Capital Corp 6 95 05 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[36]
C000053051 [Member] | Alcoa Nederland Holding B V 4 13 03 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[36]
C000053051 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000053051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000053051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000053051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000053051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000053051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053051 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000192788 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[37]
C000192788 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[37]
C000192788 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[37]
C000192788 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[37]
C000192788 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[37]
C000192788 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[37]
C000192788 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[37]
C000192788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[37]
C000192788 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[37]
C000192788 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[37]
C000192788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000192788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000192788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000192788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000192788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000192788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000192788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000192788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086475 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[38]
C000086475 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[38]
C000086475 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[38]
C000086475 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[38]
C000086475 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[38]
C000086475 [Member] | Everus Construction Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[38]
C000086475 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[38]
C000086475 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[38]
C000086475 [Member] | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[38]
C000086475 [Member] | Air Lease Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[38]
C000086475 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000086475 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000086475 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000086475 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000086475 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000086475 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000086475 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000086475 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000086475 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086475 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000086475 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086469 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[39]
C000086469 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[39]
C000086469 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[39]
C000086469 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[39]
C000086469 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[39]
C000086469 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[39]
C000086469 [Member] | Etsy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[39]
C000086469 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
C000086469 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[39]
C000086469 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[39]
C000086469 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000086469 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000086469 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000086469 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000086469 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086469 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000086469 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000086469 [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086469 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086469 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000086472 [Member] | Cactus Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[40]
C000086472 [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[40]
C000086472 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[40]
C000086472 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[40]
C000086472 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[40]
C000086472 [Member] | Liberty Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[40]
C000086472 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[40]
C000086472 [Member] | Core Natural Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[40]
C000086472 [Member] | Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[40]
C000086472 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[40]
C000086472 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000086472 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000086472 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221604 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[41]
C000221604 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[41]
C000221604 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[41]
C000221604 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[41]
C000221604 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[41]
C000221604 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[41]
C000221604 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[41]
C000221604 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[41]
C000221604 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[41]
C000221604 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[41]
C000221604 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000221604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000221604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000221604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209112 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[42]
C000209112 [Member] | American Airlines Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[42]
C000209112 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[42]
C000209112 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[42]
C000209112 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[42]
C000209112 [Member] | Penske Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[42]
C000209112 [Member] | Albertson s Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[42]
C000209112 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000209112 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[42]
C000209112 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[42]
C000209112 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000209112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209112 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000209112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000209112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209112 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209112 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209112 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228443 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[43]
C000228443 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[43]
C000228443 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[43]
C000228443 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[43]
C000228443 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[43]
C000228443 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[43]
C000228443 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[43]
C000228443 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[43]
C000228443 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[43]
C000228443 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[43]
C000228443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000228443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000228443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000228443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229782 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[44]
C000229782 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%	[44]
C000229782 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[44]
C000229782 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%	[44]
C000229782 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[44]
C000229782 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[44]
C000229782 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[44]
C000229782 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[44]
C000229782 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[44]
C000229782 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[44]
C000229782 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000229782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000229782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000229782 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[45]
C000255422 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[45]
C000255422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[45]
C000255422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[45]
C000255422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%	[45]
C000255422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[45]
C000255422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[45]
C000255422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[45]
C000255422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[45]
C000255422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[45]
C000255422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000255422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000255422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000255422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000255422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000255422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000255422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173134 [Member] | U S Treasury Bills 0 00 04 16 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 04 02 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 05 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 05 28 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 04 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 04 07 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 04 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 04 09 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[46]
C000173134 [Member] | U S Treasury Bills 0 00 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[46]
C000173134 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173134 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000173134 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000149243 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[47]
C000149243 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[47]
C000149243 [Member] | Millicom International Cellular S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[47]
C000149243 [Member] | Ubiquiti Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[47]
C000149243 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[47]
C000149243 [Member] | Iridium Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[47]
C000149243 [Member] | GCI Liberty Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[47]
C000149243 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[47]
C000149243 [Member] | Liberty Global Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[47]
C000149243 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[47]
C000149243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000149243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000149243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000149243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000149243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000149243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000149243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000149243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000149243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000149243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000149243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000116012 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000116012 [Member] | Nuvalent Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[48]
C000116012 [Member] | Terns Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[48]
C000116012 [Member] | Sezzle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[48]
C000116012 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000116012 [Member] | Tutor Perini Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[48]
C000116012 [Member] | Kodiak Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[48]
C000116012 [Member] | Celcuity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[48]
C000116012 [Member] | Graham Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[48]
C000116012 [Member] | Bel Fuse Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[48]
C000116012 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000116012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000116012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000116012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116012 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102793 [Member] | JPMorgan Chase And Co 2 95 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[49]
C000102793 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[49]
C000102793 [Member] | Exxon Mobil Corp 2 61 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[49]
C000102793 [Member] | Apple Inc 3 35 08 08 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[49]
C000102793 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[49]
C000102793 [Member] | U S Bancorp 1 38 07 22 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[49]
C000102793 [Member] | Amazon com Inc 2 10 05 12 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[49]
C000102793 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[49]
C000102793 [Member] | Microsoft Corp 3 50 02 12 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[49]
C000102793 [Member] | Amazon com Inc 3 15 08 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[49]
C000102793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000102793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000102793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000102793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000102793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000102793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000102793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000102793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000102793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053968 [Member] | New York State of Dormitory Authority Series 2024 A Ref RB 5 50 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053968 [Member] | New York City of NY Industrial Development Agency Yankee Stadium Series 2020 Ref RB 3 00 03 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000053968 [Member] | Hudson Yards Infrastructure Corp Series 2017 A Ref RB 5 00 02 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000053968 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 5 00 05 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000053968 [Member] | New York State of Power Authority Green Bonds Series 2020 A Ref RB 4 00 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000053968 [Member] | New York State of Power Authority Green Bonds Series 2020 A Ref RB 4 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000053968 [Member] | New York State of Dormitory Authority Yeshiva University Series 2022 A Ref RB 5 00 07 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000053968 [Member] | Battery Park City of NY Authority Green Bonds Series 2025 Ref RB 5 25 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000053968 [Member] | New York State of Dormitory Authority Northwell Health Obligated Group Series 2024 Ref RB 4 00 05 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000053968 [Member] | Long Island City of NY Power Authority Series 2024 A Ref RB 5 00 09 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053968 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053968 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000053968 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000053968 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053968 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053968 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000053968 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000053968 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053968 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000053968 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053968 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053968 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053968 [Member] | sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053968 [Member] | Transit Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053071 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 4 00 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000053071 [Member] | New York State of Dormitory Authority Series 2024 A Ref RB 5 50 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000053071 [Member] | Texas State of Water Development Board Series 2025 RB 4 75 10 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000053071 [Member] | University of California Series 2025 CC RB 5 00 05 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000053071 [Member] | Dallas City of TX Independent School District Series 2023 GO Bonds 5 00 02 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000053071 [Member] | New York State of Dormitory Authority Series 2020 D Ref RB 4 00 02 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000053071 [Member] | Salt River Project Agricultural Improvement And Power District Series 2025 C RB 5 25 01 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000053071 [Member] | California State of Series 2023 Ref GO Bonds 4 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000053071 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 25 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000053071 [Member] | Monroe County Industrial Development Corp University of Rochester Series 2020 A RB 4 00 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000053071 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000053071 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000053071 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000053071 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053071 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053071 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053071 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000053071 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000053071 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053071 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053071 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000053071 [Member] | sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000053046 [Member] | U S Treasury Bonds 4 75 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | U S Treasury Bonds 3 00 02 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[50]
C000053046 [Member] | U S Treasury Bonds 4 25 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[50]
C000053046 [Member] | U S Treasury Bonds 2 50 02 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | U S Treasury Bonds 3 00 02 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | U S Treasury Bonds 3 00 02 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | U S Treasury Bonds 1 88 02 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | U S Treasury Bonds 2 25 02 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | U S Treasury Bonds 2 00 02 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[50]
C000053046 [Member] | Maturing in 26 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000053046 [Member] | Maturing in 6 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000053046 [Member] | Maturing in 11 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000053046 [Member] | Maturing in 16 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000053046 [Member] | Maturing in 21 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000053046 [Member] | Maturing in 0 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000053046 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197638 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[51]
C000197638 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[51]
C000197638 [Member] | GCL Technology Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[51]
C000197638 [Member] | Doral Group Renewable Energy Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[51]
C000197638 [Member] | Sunrun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[51]
C000197638 [Member] | SolarEdge Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[51]
C000197638 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[51]
C000197638 [Member] | Solaria Energia y Medio Ambiente S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[51]
C000197638 [Member] | Enlight Renewable Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[51]
C000197638 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%	[51]
C000197638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197638 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000197638 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197638 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000197638 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000197638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174835 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[52]
C000174835 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[52]
C000174835 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[52]
C000174835 [Member] | Innovative Industrial Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[52]
C000174835 [Member] | Arbor Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[52]
C000174835 [Member] | Kinetik Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[52]
C000174835 [Member] | Easterly Government Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[52]
C000174835 [Member] | Redwood Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[52]
C000174835 [Member] | Universal Health Realty Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[52]
C000174835 [Member] | Franklin BSP Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[52]
C000174835 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000174835 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174835 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000174835 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174835 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174835 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174835 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174835 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174835 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174835 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174835 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[53]
C000158243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%	[53]
C000158243 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[53]
C000158243 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[53]
C000158243 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[53]
C000158243 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[53]
C000158243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[53]
C000158243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[53]
C000158243 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[53]
C000158243 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[53]
C000158243 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000158243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000158243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000158243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000118892 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[54]
C000118892 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[54]
C000118892 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[54]
C000118892 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[54]
C000118892 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[54]
C000118892 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[54]
C000118892 [Member] | Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[54]
C000118892 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[54]
C000118892 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[54]
C000118892 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[54]
C000118892 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000118892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000118892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000118892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000118892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000118892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000118892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000118892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000118892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000118892 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086470 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[55]
C000086470 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[55]
C000086470 [Member] | Versant Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[55]
C000086470 [Member] | Telephone and Data Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[55]
C000086470 [Member] | MDU Resources Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[55]
C000086470 [Member] | Otter Tail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[55]
C000086470 [Member] | TEGNA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[55]
C000086470 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[55]
C000086470 [Member] | Madison Square Garden Sports Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%	[55]
C000086470 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[55]
C000086470 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086470 [Member] | Interactive media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000086470 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000086470 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000086470 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000086470 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000086470 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086470 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000086470 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000086470 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000086470 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000086470 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054223 [Member] | New York City of NY Municipal Water Finance Authority Series 2012 VRD RB 1 75 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000054223 [Member] | New York State of Dormitory Authority Rockefeller University Series 2008 A VRD RB 1 85 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | Orlando City of FL Utilities Commission Series 2015 B Ref VRD RB 1 25 10 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | New York City Housing Development Corp Green Bonds Series 2006 A VRD RB 1 60 10 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000054223 [Member] | Texas State of Series 2015 B VRD GO Bonds 1 40 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000054223 [Member] | Florida Keys Aqueduct Authority Series 2008 Ref VRD RB 1 65 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000054223 [Member] | New York City of NY Subseries 2016 A 5 VRD GO Bonds 1 10 08 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000054223 [Member] | District of Columbia Tranche 3 Series 1998 A VRD RB 1 60 08 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000054223 [Member] | Emmaus Borough of PA General Authority Series 1996 VRD RB 1 60 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000054223 [Member] | New York City of NY Transitional Finance Authority Subseries 2012 C 4 VRD RB 1 10 11 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000054223 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000054223 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000054223 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000054223 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000054223 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000054223 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000054223 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054223 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000054223 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 55 04 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000053072 [Member] | Illinois State of Series 2010 2 GO Bonds 6 90 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 35 11 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000053072 [Member] | Illinois State of Series 2003 GO Bonds 5 10 06 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000053072 [Member] | California State of Series 2010 GO Bonds 7 60 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 50 04 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000053072 [Member] | California State of Series 2023 GO Bonds 5 10 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000053072 [Member] | Board of Regents of the University of Texas System Series 2010 C RB 4 64 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000053072 [Member] | Metro Series 2019 GO Bonds 3 25 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000053072 [Member] | Massachusetts Commonwealth of Series 2010 A GO Bonds 4 91 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000053072 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000053072 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053072 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053072 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000053072 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053072 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000053072 [Member] | Electric Power And Light Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000053072 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053072 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000053072 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000053072 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053072 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000053072 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053072 [Member] | sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053049 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[56]
C000053049 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[56]
C000053049 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[56]
C000053049 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[56]
C000053049 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[56]
C000053049 [Member] | ATandT Inc Series C Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[56]
C000053049 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[56]
C000053049 [Member] | Bank of America Corp Series KK Pfd 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[56]
C000053049 [Member] | ATAndT Inc Pfd 5 35 11 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[56]
C000053049 [Member] | Capital One Financial Corp Series I Pfd 5 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[56]
C000053049 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000053049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000053049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000053049 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.